OTHER PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]
18.	OTHER PAYABLES

	September 30, 2014	December 31, 2013

Due to third parties	$8,258,819	$4,715,543
Promissory notes issued to third parties	512,751	3,625,000
Due to local government	2,406,143	2,428,243
	$11,177,713	$10,768,786

Due to third parties are unsecured, interest free and have no fixed terms of repayment.

19. OTHER PAYABLES

	2013	2012

Due to third parties	$4,715,543	$877,259
Promissory notes issued to third parties	3,625,000	3,352,394
Convertible notes payable	-	232,000
Due to local government	2,428,243	2,192,825
	$10,768,786	$6,654,478

Due to third parties are unsecured, interest free and have no fixed terms of repayment.